Income Tax:	3 Months Ended
Mar. 31, 2019
Income Tax: [Abstract]
Income Tax:

Note 10.    Income Tax:

Income tax expense (benefit) for the three months ended March 31, 2019 and 2018 differs from the amount that would result from applying Canadian tax rates to net loss before taxes. These differences result from the items noted below:

	2019		2018
	Amount	%	Amount	%
Income tax benefit based on Canadian tax rates	$ (690,090)	(25)	$ (616,658)	(25)
Increase (decrease) due to:
Different tax rates on foreign subsidiaries	96,812	4	52,269	2
Non-deductible expenses	7,349	-	30,919	1
Withholding tax	-	-	725,615	29
Change in valuation allowance and other	585,929	21	407,145	17
	$ -	-	$ 599,290	24

The Company recorded income tax expense of NIL and $0.6 million for the three months ended March 31, 2019 and 2018, respectively. We have recorded a valuation allowance to reflect the estimated amount of the deferred tax assets which may not be realized, principally due to the uncertainty of utilization of net operating losses and other carry forwards prior to expiration. The valuation allowance for deferred tax assets may be reduced in the near term if our estimate of future taxable income changes. The Company has an income tax receivable of $6.4 million related to prior year overpayments. The components of the Canadian and U.S. deferred income tax assets and liabilities as of March 31, 2019 and December 31, 2018 were as follows:

	March 31,	December 31,
	2019	2018
Deferred income tax assets
Net operating loss carry forwards	$32,339,493	$31,362,816
Property, Plant and Equipment	3,226,820	3,226,994
Other	1,607,253	1,652,114
	37,173,566	36,241,924
Valuation allowance	(37,136,718)	(36,202,109)
	$36,848	$39,815

Deferred income tax liabilities
Other	(36,848)	(39,815)
Net deferred income tax liability	$-	$-

At March 31, 2019, we had the following U.S. and Canadian tax loss carry forwards stated in U.S. dollars.

U.S.	Canadian	Expires
	$1,956,086	2026
	3,630,241	2027
	13,836,824	2028
	13,113,260	2029
	16,200,704	2030
	18,141,038	2031
	5,263,484	2032
	7,652,023	2033
	8,866,028	2034
	12,655,602	2035
	15,046,179	2036
	11,346,883	2037
	409,688	2038
	753,453	2039
579,141
$579,141	128,871,493